Aviemore Funds
20 Phelps Road
Old Chatham, NY 12136

September 1, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Aviemore Funds (the "Registrant")
File Nos. 333-112044 and 811-21489

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 12, which was filed with the Commission on August 29, 2011, and (ii) that Post-Effective Amendment No. 12 has been filed electronically with the Commission.

Very truly yours,

/s/ Paul Michael Frank Paul Michael Frank President